SUBSIDIARIES AND ASSOCIATES (Narrative) (Details) $ in Thousands, € in Millions		3 Months Ended	12 Months Ended
	Dec. 10, 2021 USD ($)	Mar. 31, 2023	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Mar. 31, 2022 EUR (€)
Disclosure of subsidiaries [line items]
Profit of Market Play Limited			€ 0.7	€ 0.6
Loan payable terms			EURIBOR Plus 6.25
Marketplay Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders holding percentage			49.90%
Investments in subsidiaries			€ 2.5
Number of shares acquired from shareholders			€ 1.0
Loan maturity		five-year
Loan amount					€ 2.5
Bearing annual interest					5.00%
Loan payable terms		payable every 6 months
Bingo Supplier [Member]
Disclosure of subsidiaries [line items]
Shareholders holding percentage	25.00%
Cash acquired | $	$ 1,750
Minimum [Member] | Bingo Supplier [Member]
Disclosure of subsidiaries [line items]
Options exercisable term	3 years
Maximum [Member] | Bingo Supplier [Member]
Disclosure of subsidiaries [line items]
Options exercisable term	5 years